Derivatives (Credit Risk on Freestanding Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in a Net Liability Position (1)	$ 1,934	$ 1,329
Estimated Fair Value of Incremental Collateral Provided Upon:	6	1
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	9	1
Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	1,996	1,360
Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	91	8
Derivatives Subject to Credit-Contingent Provisions
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in a Net Liability Position (1)	1,909	1,122
Estimated Fair Value of Incremental Collateral Provided Upon:	6	1
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	9	1
Derivatives Subject to Credit-Contingent Provisions | Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	1,965	1,186
Derivatives Subject to Credit-Contingent Provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	91	4
Derivatives Not Subject to Credit-Contingent Provisions
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in a Net Liability Position (1)	25	207
Estimated Fair Value of Incremental Collateral Provided Upon:	0	0
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	0	0
Derivatives Not Subject to Credit-Contingent Provisions | Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	31	174
Derivatives Not Subject to Credit-Contingent Provisions | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	$ 0	$ 4